Derivative financial instruments and hedging activities (Tables)	12 Months Ended
Oct. 31, 2025
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity (Absolute Amounts)
Notional amount of derivatives by term to maturity (absolute amounts)
(1)

	As at October 31, 2025
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$1,920,284	$1,292,557	$11,515	$3,224,356	$3,224,356	$–
Swaps	7,198,664	9,391,086	6,401,414	22,991,164	21,509,530	1,481,634
Options purchased	553,914	431,667	189,250	1,174,831	1,174,715	116
Options written	493,070	445,756	207,892	1,146,718	1,146,491	227
Foreign exchange contracts
Forward contracts	3,184,117	151,308	9,319	3,344,744	3,192,939	151,805
Cross currency swaps	22,869	121,493	101,765	246,127	238,380	7,747
Cross currency interest rate swaps	1,575,261	2,557,260	1,395,392	5,527,913	5,452,212	75,701
Options purchased	656,329	118,521	1,734	776,584	776,175	409
Options written	667,756	107,799	1,163	776,718	776,716	2
Credit derivatives (2)	11,069	267,007	145,178	423,254	422,213	1,041
Other contracts (3)	572,876	213,935	26,947	813,758	796,157	17,601
Exchange-traded contracts
Interest rate contracts
Futures – long positions	263,750	155,590	2,614	421,954	421,954	–
Futures – short positions	660,032	159,865	2,739	822,636	822,333	303
Options purchased	47,629	5,684	–	53,313	53,313	–
Options written	65,477	10,429	–	75,906	75,906	–
Foreign exchange contracts
Futures – long positions	15	–	–	15	15	–
Other contracts	714,199	190,536	28,799	933,534	933,534	–
	$18,607,311	$15,620,493	$8,525,721	$42,753,525	$41,016,939	$1,736,586

	As at October 31, 2024
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$1,097,367	$672,436	$7,017	$1,776,820	$1,776,820	$–
Swaps	6,181,369	8,714,891	5,597,447	20,493,707	19,291,405	1,202,302
Options purchased	206,649	407,730	155,843	770,222	770,181	41
Options written	217,379	384,448	179,408	781,235	781,113	122
Foreign exchange contracts
Forward contracts	2,939,019	136,442	7,465	3,082,926	2,966,914	116,012
Cross currency swaps	23,204	108,912	75,843	207,959	199,481	8,478
Cross currency interest rate swaps	1,298,173	2,544,878	1,380,858	5,223,909	5,168,677	55,232
Options purchased	475,980	75,804	2,015	553,799	553,799	–
Options written	488,878	66,828	983	556,689	556,689	–
Credit derivatives (2)	4,055	135,505	118,732	258,292	257,333	959
Other contracts (3)	389,424	149,475	10,122	549,021	538,604	10,417
Exchange-traded contracts
Interest rate contracts
Futures – long positions	93,985	45,015	56	139,056	139,056	–
Futures – short positions	114,425	64,759	301	179,485	179,244	241
Options purchased	7,075	991	–	8,066	8,066	–
Options written	2,262	14	–	2,276	2,276	–
Foreign exchange contracts
Futures – long positions	1	–	–	1	1	–
Other contracts	367,023	68,132	2,574	437,729	437,729	–
	$13,906,268	$13,576,260	$7,538,664	$35,021,192	$33,627,388	$1,393,804

(1)	The derivative notional amounts are determined using the standardized approach for measuring counterparty credit risk (SA-CCR) in accordance with the Capital Adequacy Requirements (CAR).
(2)
Credit derivatives with a notional value of $
1
billion (October 31, 2024 – $1 billion) are economic hedges. Trading credit derivatives comprise protection purchased of $
218
 billion (October 31, 2024 – $135 billion) and protection sold of $
204
billion (October 31, 2024 – $122 billion).

(3)	Other contracts exclude loan underwriting commitments of $ 8 billion (October 31, 2024 – $3 billion), which are not classified as derivatives under CAR guidelines.

Summary of Fair Value of Derivative Instruments

Fair value of derivative instruments
(1)

	As at
	October 31, 2025		October 31, 2024

(Millions of Canadian dollars)	Positive	Negative	Positive	Negative
Held or issued for trading purposes
Interest rate contracts
Forward rate agreements	$112	$153	$147	$68
Swaps	20,887	15,644	21,155	16,482
Options purchased	4,872	–	5,556	–
Options written	–	5,330	–	6,049
	25,871	21,127	26,858	22,599
Foreign exchange contracts
Forward contracts	27,599	22,562	26,339	23,758
Cross currency swaps	9,202	5,545	7,316	4,912
Cross currency interest rate swaps	55,475	61,017	60,105	59,733
Options purchased	3,382	–	2,407	–
Options written	–	2,577	–	1,800
	95,658	91,701	96,167	90,203
Credit derivatives	349	258	270	216
Other contracts	52,988	69,249	26,325	46,420
	174,866	182,335	149,620	159,438
Held or issued for other-than-trading purposes
Interest rate contracts
Swaps	293	453	1,215	3,100
	293	453	1,215	3,100
Foreign exchange contracts
Forward contracts	2,311	1,929	1,235	682
Cross currency swaps	482	73	207	46
Cross currency interest rate swaps	2,255	1,388	874	2,287
	5,048	3,390	2,316	3,015
Credit derivatives	3	4	3	2
Other contracts	143	61	79	77
	5,487	3,908	3,613	6,194
Total gross fair values before:	180,353	186,243	153,233	165,632
Valuation adjustments determined on a pooled basis	(1,080)	(223)	(1,053)	(301)
Impact of netting agreements that qualify for balance sheet offset	(2,067)	(2,067)	(1,568)	(1,568)
	$177,206	$183,953	$150,612	$163,763

(1)	The fair value reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Fair Value of Derivative Instruments by Term to Maturity
Fair value of derivative instruments by term to maturity
(1)

	As at
	October 31, 2025				October 31, 2024

(Millions of Canadian dollars)	Less than 1 year	1 through 5 years	Over 5 years	Total	Less than 1 year	1 through 5 years	Over 5 years	Total
Derivative assets	$73,626	56,086	47,494	$177,206	$54,660	48,765	47,187	$150,612
Derivative liabilities	79,691	57,630	46,632	183,953	67,886	51,170	44,707	163,763

(1)	The fair value reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Summary of Derivative-related Credit Risk
Derivative-related credit risk
(1)

	As at
	October 31, 2025			October 31, 2024

(Millions of Canadian dollars)	Replacement cost	Credit equivalent amount	Risk-weighted equivalent (2)	Replacement cost	Credit equivalent amount	Risk-weighted equivalent (2)
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$43	$700	$136	$8	$231	$43
Swaps	7,674	20,723	3,045	6,926	17,760	2,747
Options purchased	90	752	147	317	859	135
Options written	62	474	137	49	398	104
Foreign exchange contracts
Forward contracts	7,412	35,560	6,425	8,077	33,908	6,693
Swaps	3,432	21,172	2,730	3,915	21,709	2,703
Options purchased	871	2,614	665	877	2,315	587
Options written	136	611	128	117	476	98
Credit derivatives	838	2,614	132	608	2,336	191
Other contracts	1,446	24,385	4,915	1,773	20,981	4,756
Exchange-traded contracts	12,034	24,367	508	10,084	19,023	380
	$34,038	$133,972	$18,968	$32,751	$119,996	$18,437

(1)	The amounts presented are net of master netting agreements in accordance with CAR guidelines.
(2)	The risk-weighted balances are calculated in accordance with CAR guidelines and exclude CVA of $20 billion (October 31, 2024 – $18 billion).

Summary of Replacement Cost of Derivative Instruments by Risk Rating and by Counterparty Type
Replacement cost of derivative instruments by risk rating and by counterparty type

	As at October 31, 2025
	Risk rating (1)					Counterparty type (2)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive fair values	$28,649	$85,952	$28,251	$37,501	$180,353	$75,797	$44,072	$60,484	$180,353
Impact of master netting agreements and applicable margins	15,681	76,267	21,738	32,629	146,315	74,434	43,386	28,495	146,315
Replacement cost (after netting agreements)	$12,968	$9,685	$6,513	$4,872	$34,038	$1,363	$686	$31,989	$34,038

	As at October 31, 2024
	Risk rating (1)					Counterparty type (2)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive fair values	$31,561	$77,933	$25,206	$18,533	$153,233	$75,119	$24,655	$53,459	$153,233
Impact of master netting agreements and applicable margins	18,644	67,995	19,046	14,797	120,482	73,763	24,289	22,430	120,482
Replacement cost (after netting agreements)	$12,917	$9,938	$6,160	$3,736	$32,751	$1,356	$366	$31,029	$32,751

(1)	Our internal risk ratings of AAA, AA, A and BBB represent investment grade ratings and ratings of BB or lower represent non-investment grade ratings, as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.
(2)	Counterparty type is defined in accordance with CAR guidelines.

Summary of Fair Values of Derivative and Non-derivative Instruments Categorized by Hedging Relationships

	As at
	October 31, 2025				October 31, 2024
	Designated as hedging instruments in hedging relationships			Not designated in a hedging relationship	Designated as hedging instruments in hedging relationships			Not designated in a hedging relationship
(Millions of Canadian dollars)	Fair value	Cash flow	Net investment		Fair value	Cash flow	Net investment
Assets
Derivative instruments	$22	$538	$21	$176,625	$18	$298	$4	$150,292
Liabilities
Derivative instruments	5	73	120	183,755	59	27	433	163,244
Non-derivative instruments	–	–	45,106	n.a.	–	–	37,833	n.a.

(1)	The fair value reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
n.a.	not applicable

Summary of Items Designated as Hedging Instruments
The following tables present the details of the hedged items categorized by their hedging relationships:
Fair value hedges – Assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2025
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Consolidated Balance Sheet items:	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$192,744	$–	$1,027	$–	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	$1,698
Fixed rate liabilities (1)	–	109,255	–	(499)	Deposits – Personal; Deposits – Business and government; Subordinated debentures; Deposits – Bank	(1,812)

	As at and for the year ended October 31, 2024
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Consolidated Balance Sheet items:	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$114,354	$–	$(666)	$–	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	$2,702
Fixed rate liabilities (1)	–	118,116	–	(2,312)	Deposits – Personal; Deposits – Business and government; Subordinated debentures; Deposits – Bank	(3,963)

(1)	As at October 31, 2025, the accumulated amount of fair value hedge adjustments remaining on our Consolidated Balance Sheets for hedged items that have ceased to be adjusted for hedging gains and losses is a loss of $78 million for fixed rate assets and a gain of $9 million for fixed rate liabilities (October 31, 2024 – loss of $238 million and gain of $118 million, respectively).

Consolidated Financial Statements   Royal Bank of Canada: Annual Report 2025   201

Cash flow and net investment hedges – Assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2025
		Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)	Consolidated Balance Sheet items:		Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale;	$(1,561)	$2,934	$(481)
	Interest bearing deposits with banks; Assets purchased under reverse
	repurchase agreements and securities borrowed
Variable rate liabilities	Deposits – Business and government;	976	(1,643)	2,520
	Deposits – Personal; Obligations related to assets sold under repurchase agreements and securities loaned
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance	56	13	–
Fixed rate liabilities	Deposits – Business and government	(305)	(51)	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	433	(8,514)	(306)

	As at and for the year ended October 31, 2024
		Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)	Consolidated Balance Sheet items:		Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of	$(4,415)	$2,645	$(2,216)
	applicable allowance; Loans – Retail; Loans – Wholesale; Interest bearing deposits with banks;
	Assets purchased under reverse repurchase agreements and securities borrowed
Variable rate liabilities	Deposits – Business and government;	4,437	(1,801)	4,557
	Deposits – Personal;
	Obligations related to assets sold under
	repurchase agreements and securities loaned
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance	7	13	–
Fixed rate liabilities	Deposits – Business and government	(106)	(52)	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	710	(8,005)	(382)

n.a.	not applicable

Effectiveness of designated hedging relationships

	For the year ended October 31, 2025

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$(1,773)	$(75)	n.a.	n.a.
Interest rate contracts – fixed rate liabilities	1,808	(4)	n.a.	n.a.
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	1,543	(13)	$1,604	$(344)
Interest rate contracts – variable rate liabilities	(941)	17	(974)	828
Foreign exchange risk
Cross currency swap – fixed rate assets	(56)	–	(50)	(50)
Cross currency swap – fixed rate liabilities	305	–	246	246
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(92)	–	(92)	–
Forward contracts	(341)	–	(341)	–

	For the year ended October 31, 2024

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$(2,761)	$(59)	n.a.	n.a.
Interest rate contracts – fixed rate liabilities	3,961	(2)	n.a.	n.a.
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	4,416	15	$2,559	$(3,195)
Interest rate contracts – variable rate liabilities	(4,325)	(19)	(2,600)	3,872
Foreign exchange risk
Cross currency swap – fixed rate assets	(6)	–	1	(12)
Cross currency swap – fixed rate liabilities	107	2	70	122
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(455)	–	(455)	–
Forward contracts	(255)	–	(254)	(1)

(1)
Hedge ineffectiveness recognized in income included losses of $105 million that are excluded from the assessment of hedge effectiveness and are offset by economic hedges (October 31, 2024 – losses of $50 million).

n.a.	not applicable

Reconciliation of Components of Equity by Hedging Designation
Reconciliation of components of equity
The following table provides a reconciliation by risk category of each component of equity and an analysis of other comprehensive income relating to hedge accounting:

	For the year ended October 31, 2025		For the year ended October 31, 2024

(Millions of Canadian dollars)	Cash flow hedge reserve	Foreign currency translation reserve	Cash flow hedge reserve	Foreign currency translation reserve
Balance at the beginning of the year	$2,267	$7,128	$2,756	$6,612
Cash flow hedges
Effective portion of changes in fair value:
Interest rate risk	630		(40)
Foreign exchange risk	196		71
Equity price risk	243		413
Net amount reclassified to profit or loss:
Ongoing hedges:
Interest rate risk	(81)		134
Foreign exchange risk	(196)		(110)
Equity price risk	(245)		(350)
De-designated hedges:
Interest rate risk	(403)		(811)
Hedges of net investment in foreign operations
Foreign exchange denominated debt		(92)		(455)
Forward foreign exchange contracts		(341)		(254)
Foreign currency translation differences for foreign operations		826		1,018
Reclassification of losses (gains) on foreign currency translation to income		(25)		–
Reclassification of losses (gains) on net investment hedging activities to income		–		1
Tax on movements on reserves during the period	(33)	117	204	206
Balance at the end of the year	$2,378	$7,613	$2,267	$7,128

Fair value hedges [member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates
Fair value hedges

	As at October 31, 2025
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$30,131	$112,640	$52,846	$195,617	$17	$5
Hedge of fixed rate liabilities	31,934	67,365	13,277	112,576	5	–
Weighted average fixed interest rate
Hedge of fixed rate assets	2.9%	3.4%	3.6%	3.4%
Hedge of fixed rate liabilities	2.3%	3.3%	2.9%	3.0%

	As at October 31, 2024
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$11,396	$68,563	$38,343	$118,302	$10	$55
Hedge of fixed rate liabilities	32,496	71,668	17,267	121,431	8	4
Weighted average fixed interest rate
Hedge of fixed rate assets	3.8%	3.8%	3.5%	3.7%
Hedge of fixed rate liabilities	2.9%	2.8%	3.1%	2.8%

(1)	The carrying amount reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Cash flow hedges [member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates
Cash flow hedges

	As at October 31, 2025
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$95,516	$136,952	$9,274	$241,742	$–	$–
Hedge of variable rate liabilities	47,782	73,620	31,296	152,698	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	3.1%	3.2%	3.4%	3.2%
Hedge of variable rate liabilities	4.0%	3.1%	2.9%	3.3%
Foreign exchange risk
Cross currency swaps
Hedge of fixed rate assets	$183	$1,000	$–	$1,183	$–	$73
Hedge of fixed rate liabilities	1,212	3,233	–	4,445	482	–
Weighted average CAD-EUR exchange rate	1.49	1.41	n.a.	1.43
Weighted average CAD-USD exchange rate	1.34	1.34	n.a.	1.34

	As at October 31, 2024
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$91,698	$133,684	$6,831	$232,213	$–	$–
Hedge of variable rate liabilities	46,390	101,339	33,845	181,574	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	4.1%	3.5%	3.5%	3.7%
Hedge of variable rate liabilities	4.1%	3.6%	2.9%	3.6%
Foreign exchange risk
Cross currency swaps
Hedge of fixed rate assets	$–	$936	$–	$936	$9	$21
Hedge of fixed rate liabilities	–	4,163	–	4,163	198	6
Weighted average CAD-EUR exchange rate	n.a.	1.43	n.a.	1.43
Weighted average CAD-USD exchange rate	n.a.	1.34	n.a.	1.34

(1)	The carrying amount reflects the impact of characterizing the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
n.a.	not applicable

Net Investment Hedges [Member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates
Net investment hedges

	As at October 31, 2025
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$12,069	$29,973	$3,290	$45,332	n.a.	$45,106
Weighted average CAD-USD exchange rate	1.31	1.38	1.34	1.36
Weighted average CAD-EUR exchange rate	n.a.	n.a.	n.a.	n.a.
Weighted average CAD-GBP exchange rate	n.a.	1.78	n.a.	1.78
Forward contracts	$11,388	$–	$–	$11,388	$21	$120
Weighted average CAD-USD exchange rate	1.39	n.a.	n.a.	1.39
Weighted average CAD-EUR exchange rate	1.62	n.a.	n.a.	1.62
Weighted average CAD-GBP exchange rate	1.86	n.a.	n.a.	1.86

	As at October 31, 2024
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$4,540	$27,649	$6,505	$38,694	n.a.	$37,833
Weighted average CAD-USD exchange rate	1.33	1.34	1.34	1.34
Weighted average CAD-EUR exchange rate	n.a.	n.a.	n.a.	n.a.
Weighted average CAD-GBP exchange rate	1.71	1.76	n.a.	1.73
Forward contracts	$19,926	$–	$–	$19,926	$4	$433
Weighted average CAD-USD exchange rate	1.36	n.a.	n.a.	1.36
Weighted average CAD-EUR exchange rate	1.50	n.a.	n.a.	1.50
Weighted average CAD-GBP exchange rate	1.79	n.a.	n.a.	1.79

n.a.	not applicable